Commitments (Details) oz in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)
Commitments [Line Items]
Capital purchases commitments	$ 21.8	$ 2.8
Royalties	15.6	13.3
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.0	0.9
Island Gold [Member]
Commitments [Line Items]
Royalties	$ 0.6
Production Royalty [Member] | Royal Gold [Member]
Commitments [Line Items]
Royalty rate	5.00%
Quantity of production subject to royalty | oz	2.0
Actual production quantity | oz	1.8
Royalties	$ 9.6	8.7
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalty rate	1.50%
Royalties	$ 3.9	3.2
Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	2.00%
Other Royalties [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 0.5	$ 0.5
Turkey [Member] | Net Smelter Royalty [Member] | Third Party [Member]
Commitments [Line Items]
Royalty rate	2.00%
Turkey [Member] | State Royalty [Member]
Commitments [Line Items]
Royalty rate	3.00%
Lochalsh [Member] | Production Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	3.00%
Goudreau [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	15.00%
Goudreau Lake [Member] | Production Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	4.38%
Goudreau Lake [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	10.38%